Fair Value - Additional Information (Detail)	Mar. 08, 2021 $ / shares shares	Sep. 30, 2022 $ / shares shares	Dec. 31, 2021 $ / shares shares
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Earn out shares subject to vesting and potential forfeiture (in shares) | shares	4,970,000	4,970,000	4,970,000
Earnout shares period of vesting	5 years
Share price (in dollars per share)		$ 1.34	$ 3.91
Earnout Triggering Event One
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Percentage of the earnout shares releasable	50.00%
Share price (in dollars per share)	$ 12.50
Number of trading days	5 days
Number of consecutive trading days	10 days
Earnout Triggering Event Two
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Percentage of the earnout shares releasable	25.00%
Share price (in dollars per share)	$ 15.00
Number of trading days	5 days
Number of consecutive trading days	10 days
Earnout Triggering Event Three
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Percentage of the earnout shares releasable	25.00%
Share price (in dollars per share)	$ 20.00
Number of trading days	5 days
Number of consecutive trading days	10 days
Expected dividends | Sponsor Earn-out Liability
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	0	0	0